Related party disclosures (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Related party disclosures
Short-term benefits	$ 0.8	$ 0.8	$ 2.4	$ 2.4
Share-based payments	0.3	1.2	2.7	4.8
Total	$ 1.1	$ 2.0	$ 5.1	$ 7.2